                                 GRAUBARD MILLER
                              THE CHRYSLER BUILDING
                              405 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10174

FACSIMILE:                                                          DIRECT DIAL:
(212) 818-8881                                                    (212) 818-8638

                                  March 10, 2005

VIA EDGAR AND FEDERAL EXPRESS

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
Division of Corporation Finance
Mail Stop 0511
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Terra Nova Acquisition Corporation
                           Registration Statement on Form S-1
                           Filed January 31, 2005
                           File No. 333-122439

Dear Mr. Reynolds:

     On behalf of Terra Nova Acquisition Corporation ("Company"), we respond as follows to the Staff's comments received on March 2, 2005 relating to the above-captioned Registration Statement. Please be advised that in addition to responding to the Staff's comments, the Company has increased the number of
Units being offered under the Registration Statement from 3,000,000 Units to
4,800,000 Units, and the underwriters' overallotment option has been correspondingly increased from 450,000 Units to 720,000 Units. Further, all corresponding references to shares of common stock and the warrants comprising the Units have also been changed to reflect the increase in the offering amount.
Captions and page references herein correspond to those set forth in Amendment
No. 1 to the Registration Statement, a copy of which has been marked with the changes from the initial filing. Please note that for the Staff's convenience, we have recited each of the Staff's comments and provided the Company's response to each comment immediately thereafter.

GENERAL

1.   PRIOR TO THE EFFECTIVENESS OF THE COMPANY'S REGISTRATION STATEMENT, THE
     STAFF REQUESTS THAT WE BE PROVIDED WITH A COPY OF THE LETTER OR A CALL FROM
     THE NASD THAT THE NASD HAS NO ADDITIONAL CONCERNS.

United States Securities and Exchange Commission
March 10, 2005

         We will provide you with a copy of the NASD letter or arrange for a call to you from the NASD once the NASD has no additional concerns.

2.   PRIOR TO EFFECTIVENESS, PLEASE PROVIDE AN UPDATE WITH RESPECT TO THOSE
     STATES IN WHICH THE OFFERING WILL BE CONDUCTED.

     To date, we have only received comments from the State of Maryland. We responded to comments from the State of Maryland on February 23, 2005. We hereby confirm that we will resolve all outstanding comments from state regulatory agencies in which we have applied to have the units registered for sale prior to the effectiveness of the registration statement.

PROSPECTUS COVER PAGE

3.   WE NOTE THE STATEMENT THAT YOU INTEND TO CONCENTRATE ON BUSINESSES WHICH
     YOU BELIEVE "WILL HAVE THE OPPORTUNITY FOR LONG-TERM GROWTH." PLEASE
     PROVIDE US WITH REASONABLE BASIS OF SUPPORT FOR SUCH AN ASSERTION AND
     SUMMARIZE THE SUPPORT IN YOUR DISCLOSURE. IF A THIRD PARTY IS THE SOURCE OF
     THE INFORMATION, PLEASE NAME THE THIRD PARTY AND THE PUBLICATION WHERE THE
     INFORMATION CAN BE FOUND. IF THE INFORMATION IS NOT READILY AVAILABLE TO
     THE PUBLIC, PLEASE FILE THE THIRD PARTY'S CONSENT TO BEING NAMED IN THE
     PROSPECTUS AND TO THE SUMMARY CONTAINED IN THE DISCLOSURE. THIS COMMENT
     APPLIES TO YOUR INTRODUCTORY PARAGRAPH FOR THE SECTION ENTITLED "PROPOSED
     BUSINESS" AS WELL.

     We have removed the above-reference disclosure in the Registration
     Statement.

FINANCIAL STATEMENTS

4.   PROVIDE A CURRENT CONSENT IN ANY AMENDMENT AND CONSIDER THE UPDATING
     REQUIREMENTS OF ITEM 310(G) OF REGULATION S-B.

     Duly noted. A currently dated consent of the independent accountants with typed signature has been included as Exhibit 23.1 to Amendment No. 1 to the
Registration Statement.

     If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

                                                   Very truly yours,

                                                   /s/ Jeffrey M. Gallant

                                                   Jeffrey M. Gallant

cc:      Vahan Kololian
         Jesse Gill
         David M. Nussbaum
         Steven Levine
         Floyd Wittlin